Risks and Financial Instruments - Positions of derivative financial instruments to hedge commodity price risk (Detail) - Commodity price risk [member] R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$) m³	Dec. 31, 2022 BRL (R$) m³	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 20,702	R$ (67,695)
Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 2,663	R$ (157,697)
Heating Oil [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	189,113	158,828
Notional amount (USD thousands) | $			$ 131,473	$ 150,498
Fair value	R$ 21,918	R$ (52,214)
Heating Oil [member] | Forward contract [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (2,308)	R$ (124,293)
RBOB [member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	6,677	52,466
Notional amount (USD thousands) | $			3,807	31,382
Fair value	R$ 440	R$ (15,481)
RBOB [member] | Forward contract [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ (11)	R$ (33,404)
Soybean Oil [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	1,951	0
Notional amount (USD thousands) | $			2,977	0
Fair value	R$ (52)	R$ 0
Soybean Oil [Member] | Forward contract [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 22	R$ 0
Sea Freight [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	40,000	0
Notional amount (USD thousands) | $			1,533	0
Fair value	R$ (1,505)	R$ 0
Sea Freight [Member] | Forward contract [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 3,428	R$ 0
Marine Fuel [Member] | Forward contract [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount (m3) | m³	1,727	0
Notional amount (USD thousands) | $			$ 8,231	$ 0
Fair value	R$ (99)	R$ 0
Marine Fuel [Member] | Forward contract [member] | Probable Scenario [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	R$ 1,532	R$ 0